Schedule of Investments(a)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–124.29%(b)
Advertising–0.70%
Lamar Media Corp.,
4.00%, 02/15/2030	$25,000	$21,913
3.63%, 01/15/2031	586,000	489,943
		511,856
Aerospace & Defense–1.80%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	1,071,000	1,064,622
TransDigm, Inc., 6.75%, 08/15/2028(c)	253,000	253,608
		1,318,230
Aluminum–1.06%
Novelis Corp., 3.25%, 11/15/2026(c)	862,000	779,410
Apparel Retail–1.07%
Gap, Inc. (The), 3.63%, 10/01/2029(c)	1,117,000	787,424
Application Software–1.47%
NCR Corp., 5.75%, 09/01/2027(c)	555,000	552,709
SS&C Technologies, Inc., 5.50%, 09/30/2027(c)	554,000	529,312
		1,082,021
Asset Management & Custody Banks–0.30%
Bank of New York Mellon Corp. (The), Series I, 3.75%(d)(e)	267,000	217,098
Automobile Manufacturers–4.83%
Allison Transmission, Inc.,
4.75%, 10/01/2027(c)	1,144,000	1,085,416
3.75%, 01/30/2031(c)	924,000	781,036
Ford Motor Co., 3.25%, 02/12/2032	272,000	206,930
Ford Motor Credit Co. LLC,
4.13%, 08/04/2025	677,000	641,732
4.39%, 01/08/2026	887,000	835,360
		3,550,474
Automotive Parts & Equipment–2.48%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(c)	513,000	515,282
NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	583,000	515,973
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(c)	784,000	788,167
		1,819,422
Automotive Retail–5.15%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)	1,272,000	1,115,182
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(c)	1,592,000	1,329,536
Lithia Motors, Inc., 3.88%, 06/01/2029(c)	939,000	810,229
Sonic Automotive, Inc., 4.63%, 11/15/2029(c)	635,000	526,141
		3,781,088
	Principal Amount	Value
Broadline Retail–0.07%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/31/2049(c)(f)	$309,000	$55,002
Cable & Satellite–5.06%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(c)	881,000	863,787
5.13%, 05/01/2027(c)	620,000	575,151
5.00%, 02/01/2028(c)	123,000	111,936
4.75%, 03/01/2030(c)	308,000	260,127
CSC Holdings LLC,
4.50%, 11/15/2031(c)	1,456,000	1,013,642
5.00%, 11/15/2031(c)	948,000	411,058
DISH Network Corp., Conv., 3.38%, 08/15/2026	1,053,000	477,851
		3,713,552
Casinos & Gaming–4.20%
CCM Merger, Inc., 6.38%, 05/01/2026(c)	555,000	537,090
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(c)(g)	64,572	30,349
Everi Holdings, Inc., 5.00%, 07/15/2029(c)	626,000	555,783
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(c)	1,248,000	1,002,328
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(c)	1,320,000	962,181
		3,087,731
Commodity Chemicals–1.13%
Mativ Holdings, Inc., 6.88%, 10/01/2026(c)	947,000	832,238
Construction & Engineering–1.12%
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(c)	891,000	825,458
Consumer Finance–1.47%
FirstCash, Inc., 5.63%, 01/01/2030(c)	587,000	533,774
OneMain Finance Corp.,
7.13%, 03/15/2026	330,000	315,911
3.88%, 09/15/2028	37,000	29,137
5.38%, 11/15/2029	245,000	200,584
		1,079,406
Copper–0.78%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(c)	582,000	574,725
Diversified Banks–0.86%
Citigroup, Inc.,
3.88%(d)(e)	126,000	105,223
7.38%(d)(e)	113,000	112,435
JPMorgan Chase & Co., Series FF, 5.00%(d)(e)	217,000	207,777

See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Diversified Banks–(continued)
PNC Financial Services Group, Inc. (The), Series W, 6.25%(d)(e)	$227,000	$206,570
		632,005
Diversified Financial Services–2.83%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(c)	606,000	517,472
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(c)	622,000	506,784
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(c)	591,000	521,522
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(c)	608,000	535,143
		2,080,921
Diversified Metals & Mining–0.73%
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(c)	304,000	278,944
6.13%, 04/01/2029(c)	288,000	259,024
		537,968
Diversified Support Services–1.12%
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(c)	530,000	536,964
7.75%, 03/15/2031(c)	274,000	285,925
		822,889
Electric Utilities–3.62%
NRG Energy, Inc., 4.45%, 06/15/2029(c)	623,000	557,338
Talen Energy Supply LLC, 8.63%, 06/01/2030(c)	519,000	528,705
Vistra Operations Co. LLC,
5.13%, 05/13/2025(c)	787,000	769,114
5.63%, 02/15/2027(c)	220,000	211,825
5.00%, 07/31/2027(c)	625,000	587,993
		2,654,975
Electrical Components & Equipment–0.95%
EnerSys, 4.38%, 12/15/2027(c)	561,000	522,443
Sensata Technologies B.V., 4.00%, 04/15/2029(c)	200,000	178,400
		700,843
Electronic Components–1.18%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(c)	178,000	159,196
3.75%, 02/15/2031(c)	834,000	708,130
		867,326
Electronic Manufacturing Services–0.71%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(c)	527,000	523,443
Gold–0.73%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(c)	573,000	538,127
Health Care Facilities–2.99%
Encompass Health Corp., 4.50%, 02/01/2028	612,000	564,581
HCA, Inc., 3.50%, 09/01/2030	604,000	534,370
	Principal Amount	Value
Health Care Facilities–(continued)
Tenet Healthcare Corp., 4.88%, 01/01/2026	$1,130,000	$1,094,089
		2,193,040
Health Care REITs–3.47%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(c)	642,000	552,849
Diversified Healthcare Trust,
4.75%, 05/01/2024	304,000	277,700
4.38%, 03/01/2031	953,000	683,118
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	1,530,000	1,034,645
		2,548,312
Health Care Services–2.72%
Community Health Systems, Inc.,
8.00%, 03/15/2026(c)	584,000	545,953
5.25%, 05/15/2030(c)	502,000	377,513
4.75%, 02/15/2031(c)	335,000	241,157
DaVita, Inc., 3.75%, 02/15/2031(c)	367,000	291,690
Select Medical Corp., 6.25%, 08/15/2026(c)	554,000	539,358
		1,995,671
Health Care Supplies–1.07%
Medline Borrower L.P.,
3.88%, 04/01/2029(c)	628,000	542,303
5.25%, 10/01/2029(c)	281,000	240,726
		783,029
Hotel & Resort REITs–2.46%
Service Properties Trust,
7.50%, 09/15/2025	190,000	186,495
5.50%, 12/15/2027	1,097,000	954,796
4.95%, 10/01/2029	421,000	319,409
4.38%, 02/15/2030	473,000	343,927
		1,804,627
Hotels, Resorts & Cruise Lines–2.16%
Carnival Corp., 4.00%, 08/01/2028(c)	622,000	543,062
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(c)	122,000	120,463
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	416,000	404,305
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(c)	562,000	515,577
		1,583,407
Household Products–0.71%
Prestige Brands, Inc., 3.75%, 04/01/2031(c)	632,000	521,147
Independent Power Producers & Energy Traders–1.88%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(c)	589,000	549,031
TransAlta Corp. (Canada), 7.75%, 11/15/2029	796,000	828,914
		1,377,945
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Industrial Conglomerates–0.78%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	$747,000	$572,490
Industrial Machinery & Supplies & Components–1.88%
EnPro Industries, Inc., 5.75%, 10/15/2026	855,000	837,767
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(c)	615,000	545,044
		1,382,811
Integrated Oil & Gas–0.39%
Occidental Petroleum Corp., 6.20%, 03/15/2040	292,000	285,395
Integrated Telecommunication Services–4.95%
Altice France S.A. (France), 8.13%, 02/01/2027(c)	577,000	497,837
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(c)	614,000	578,671
Iliad Holding S.A.S.U. (France), 7.00%, 10/15/2028(c)	789,000	736,391
Level 3 Financing, Inc.,
3.63%, 01/15/2029(c)	129,000	69,820
3.75%, 07/15/2029(c)	1,313,000	712,469
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(c)	1,063,000	1,036,594
		3,631,782
Interactive Media & Services–0.74%
Match Group Holdings II LLC, 4.63%, 06/01/2028(c)	591,000	540,192
Investment Banking & Brokerage–0.71%
Charles Schwab Corp. (The), Series G, 5.38%(d)(e)	537,000	518,887
IT Consulting & Other Services–1.34%
Gartner, Inc.,
4.50%, 07/01/2028(c)	572,000	539,274
3.63%, 06/15/2029(c)	306,000	272,265
3.75%, 10/01/2030(c)	195,000	171,290
		982,829
Leisure Facilities–4.30%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(c)	948,000	1,027,039
NCL Corp. Ltd.,
5.88%, 03/15/2026(c)	587,000	533,141
5.88%, 02/15/2027(c)	275,000	262,167
NCL Finance Ltd., 6.13%, 03/15/2028(c)	311,000	265,443
Viking Cruises Ltd., 5.88%, 09/15/2027(c)	300,000	264,729
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(c)	615,000	537,322
VOC Escrow Ltd., 5.00%, 02/15/2028(c)	296,000	266,825
		3,156,666
Life Sciences Tools & Services–0.21%
Syneos Health, Inc., 3.63%, 01/15/2029(c)	159,000	153,977
	Principal Amount	Value
Mortgage REITs–0.69%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(c)	$647,000	$506,410
Movies & Entertainment–1.07%
Cinemark USA, Inc.,
5.88%, 03/15/2026(c)	373,000	354,939
5.25%, 07/15/2028(c)	495,000	433,932
		788,871
Oil & Gas Drilling–6.15%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(c)	906,000	825,506
Noble Finance II LLC, 8.00%, 04/15/2030(c)	533,000	540,630
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(c)	259,000	232,779
4.80%, 05/15/2030(c)	80,000	69,203
6.88%, 04/15/2040(c)	268,000	230,795
Transocean, Inc.,
7.25%, 11/01/2025(c)	282,000	265,382
7.50%, 01/15/2026(c)	877,000	813,273
8.75%, 02/15/2030(c)	269,000	269,174
7.50%, 04/15/2031	625,000	472,584
Valaris Ltd., 8.38%, 04/30/2030(c)	800,000	795,244
		4,514,570
Oil & Gas Equipment & Services–0.70%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(c)	525,000	511,324
Oil & Gas Exploration & Production–9.34%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(c)	2,129,000	2,062,847
Apache Corp.,
7.75%, 12/15/2029	525,000	543,847
4.25%, 01/15/2030	297,000	267,027
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(c)	526,000	504,811
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(c)	528,000	516,678
Callon Petroleum Co.,
8.00%, 08/01/2028(c)	280,000	274,134
7.50%, 06/15/2030(c)	247,000	229,328
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(c)	421,000	379,972
6.25%, 04/15/2032(c)	159,000	142,410
SM Energy Co., 6.75%, 09/15/2026	795,000	768,717
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(c)	759,000	640,247
Venture Global LNG, Inc., 8.13%, 06/01/2028(c)	526,000	529,230
		6,859,248
Oil & Gas Refining & Marketing–0.74%
Parkland Corp. (Canada), 4.50%, 10/01/2029(c)	629,000	544,647
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Oil & Gas Storage & Transportation–4.55%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(c)	$777,000	$781,992
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	430,000	409,079
8.00%, 01/15/2027	140,000	136,522
7.75%, 02/01/2028	231,000	222,289
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	576,000	553,570
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(c)	541,000	510,336
NGL Energy Partners L.P./NGL Energy Finance Corp.,
6.13%, 03/01/2025	116,000	108,007
7.50%, 04/15/2026	175,000	158,210
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.75%, 04/15/2025	241,000	199,129
9.00%, 10/15/2026(c)(h)	273,000	260,426
		3,339,560
Passenger Airlines–1.43%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(c)	1,070,000	1,051,072
Pharmaceuticals–2.34%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(c)	1,709,000	1,032,236
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(c)	123,000	99,292
Par Pharmaceutical, Inc., 7.50%, 12/31/2049(c)	797,000	589,788
		1,721,316
Research & Consulting Services–2.56%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(c)	996,000	856,560
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(c)	1,176,000	1,026,107
		1,882,667
Restaurants–2.14%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(c)	23,000	21,115
3.50%, 02/15/2029(c)	597,000	529,578
Papa John’s International, Inc., 3.88%, 09/15/2029(c)	604,000	506,551
Yum! Brands, Inc., 5.38%, 04/01/2032	544,000	515,940
		1,573,184
Retail REITs–1.40%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(c)	1,140,000	1,027,085
Specialized Consumer Services–2.80%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(c)	785,000	779,795
	Principal Amount		Value
Specialized Consumer Services–(continued)
Carriage Services, Inc., 4.25%, 05/15/2029(c)		$1,572,000	$1,279,176
			2,058,971
Specialty Chemicals–0.89%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(c)		538,000	410,093
6.99%, 02/20/2032(c)		352,000	241,444
			651,537
Steel–0.72%
SunCoke Energy, Inc., 4.88%, 06/30/2029(c)		639,000	526,795
Systems Software–3.62%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(c)		878,000	789,103
Camelot Finance S.A., 4.50%, 11/01/2026(c)		1,390,000	1,306,108
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		649,000	566,297
			2,661,508
Telecom Tower REITs–1.11%
SBA Communications Corp., 3.88%, 02/15/2027		886,000	817,431
Trading Companies & Distributors–2.43%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(c)		455,000	442,575
5.50%, 05/01/2028(c)		1,492,000	1,341,095
			1,783,670
Wireless Telecommunication Services–1.43%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)		1,315,000	1,047,430
Total U.S. Dollar Denominated Bonds & Notes (Cost $97,874,168)			91,273,135
Non-U.S. Dollar Denominated Bonds & Notes–9.20%(i)
Airport Services–0.71%
Gatwick Airport Finance PLC (United Kingdom), 4.38%, 04/07/2026(c)	GBP	453,000	517,909
Automobile Manufacturers–0.53%
Ford Motor Credit Co. LLC, 4.87%, 08/03/2027	EUR	374,000	390,032
Casinos & Gaming–0.16%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(c)(g)	EUR	138,521	119,192
Diversified Banks–1.79%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(c)(d)(e)	EUR	200,000	199,761
BNP Paribas S.A. (France), 6.88%(c)(d)(e)	EUR	200,000	203,666
CaixaBank S.A. (Spain), 6.75%(c)(d)(e)	EUR	200,000	208,703
Cooperatieve Rabobank U.A. (Netherlands), 4.38%(c)(d)(e)	EUR	200,000	187,010
Credit Agricole S.A. (France), 7.25%(c)(d)(e)	EUR	100,000	105,526
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount		Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom), 6.00%(c)(d)(e)	EUR	200,000	$211,739
Lloyds Banking Group PLC (United Kingdom), 4.95%(c)(d)(e)	EUR	200,000	196,730
			1,313,135
Diversified Capital Markets–0.28%
Deutsche Bank AG (Germany), 10.00%(c)(d)(e)	EUR	200,000	208,966
Food Retail–1.03%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(c)	GBP	554,000	587,600
Casino Guichard Perrachon S.A. (France),
6.63%, 01/15/2026(c)	EUR	451,000	104,538
3.99%(c)(d)(e)	EUR	1,200,000	60,606
			752,744
Integrated Telecommunication Services–0.70%
Altice France S.A. (France), 3.38%, 01/15/2028(c)	EUR	650,000	513,799
Passenger Airlines–2.12%
Air France-KLM (France), 3.88%, 07/01/2026(c)	EUR	500,000	502,156
Deutsche Lufthansa AG (Germany), 3.75%, 02/11/2028(c)	EUR	500,000	502,237
International Consolidated Airlines Group S.A. (United Kingdom),
1.50%, 07/04/2027(c)	EUR	200,000	181,715
3.75%, 03/25/2029(c)	EUR	400,000	370,224
			1,556,332
Pharmaceuticals–0.84%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(c)	EUR	582,000	616,781
Wireless Telecommunication Services–1.04%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(c)	EUR	900,000	766,280
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,099,627)			6,755,170
Variable Rate Senior Loan Interests–3.44%(j)(k)
Advertising–0.73%
Clear Channel Worldwide Holdings, Inc., Term Loan B, 8.81% (1 mo. USD LIBOR + 3.50%), 08/21/2026		$570,561	538,110
Principal Amount		Value
Commodity Chemicals–0.98%
Mativ Holdings, Inc., Term Loan B, 8.94% (1 mo. USD LIBOR + 3.75%), 04/20/2028	$751,064	$721,491
Hotels, Resorts & Cruise Lines–1.07%
IRB Holding Corp., Term Loan, 8.25% (1 mo. SOFR + 3.10%), 12/15/2027	808,975	786,429
Pharmaceuticals–0.66%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 14.25% (1 mo. PRIME + 6.00%), 03/27/2028	627,062	479,508
Total Variable Rate Senior Loan Interests (Cost $2,717,603)		2,525,538
Shares
Exchange-Traded Funds–0.36%
Invesco AT1 Capital Bond UCITS ETF (Cost $258,648)(l)	12,000	260,646
Preferred Stocks–0.15%
Diversified Banks–0.15%
Bank of America Corp., 6.50%, Series Z, Pfd.(d)	110,000	110,275
Regional Banks–0.00%
First Republic Bank, Series N, Pfd.(h)	2,000	12
Total Preferred Stocks (Cost $125,483)		110,287
Common Stocks & Other Equity Interests–0.10%
Cable & Satellite–0.10%
Altice USA, Inc., Class A (Cost $332,202)(m)	30,000	76,800
Money Market Funds–1.79%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(l)(n)	460,901	460,901
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(l)(n)	330,464	330,497
Invesco Treasury Portfolio, Institutional Class, 5.04%(l)(n)	526,744	526,744
Total Money Market Funds (Cost $1,318,174)		1,318,142
TOTAL INVESTMENTS IN SECURITIES–139.33% (Cost $109,725,905)		102,319,718
OTHER ASSETS LESS LIABILITIES—(39.33)%		(28,881,942)
NET ASSETS–100.00%		$73,437,776
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $76,278,220, which represented 103.87% of the Trust’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2023 represented less than 1% of the Trust’s Net Assets.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(k)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(l)	Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$575,999	$5,710,448	$(5,825,546)	$-	$-	$460,901	$10,620
Invesco Liquid Assets Portfolio, Institutional Class	412,760	4,078,891	(4,161,103)	(4)	(47)	330,497	6,315
Invesco Treasury Portfolio, Institutional Class	658,284	6,526,227	(6,657,767)	-	-	526,744	9,816
Investments in Other Affiliates:
Invesco AT1 Capital Bond UCITS ETF	-	258,648	-	1,998	-	260,646	-
Total	$1,647,043	$16,574,214	$(16,644,416)	$1,994	$(47)	$1,578,788	$26,751

(m)	Non-income producing security.
(n)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
08/17/2023	Canadian Imperial Bank of Commerce	EUR	200,000	USD	217,552	$2,859
08/17/2023	Goldman Sachs International	EUR	2,288,000	USD	2,535,035	78,942
08/17/2023	Goldman Sachs International	GBP	376,000	USD	476,148	7,789
08/17/2023	State Street Bank & Trust Co.	EUR	2,855,000	USD	3,118,048	53,299
08/17/2023	State Street Bank & Trust Co.	GBP	425,000	USD	531,565	2,170
Total Forward Foreign Currency Contracts						$145,059

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 40, Version 1	Buy	(5.00)%	Quarterly	06/20/2028	4.706%	USD	2,000,000	$(20,054)	$(23,729)	$(3,675)

See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

(a)	Centrally cleared swap agreements collateralized by $184,386 cash held with Bank of America Merrill Lynch.
(b)	Implied credit spreads represent the current level, as of May 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$91,273,135	$—	$91,273,135
Non-U.S. Dollar Denominated Bonds & Notes	—	6,755,170	—	6,755,170
Variable Rate Senior Loan Interests	—	2,525,538	—	2,525,538
Exchange-Traded Funds	—	260,646	—	260,646
Preferred Stocks	12	110,275	—	110,287
Common Stocks & Other Equity Interests	76,800	—	—	76,800
Money Market Funds	1,318,142	—	—	1,318,142
Total Investments in Securities	1,394,954	100,924,764	—	102,319,718
Other Investments - Assets*
Forward Foreign Currency Contracts	—	145,059	—	145,059
Other Investments - Liabilities*
Swap Agreements	—	(3,675)	—	(3,675)
Total Other Investments	—	141,384	—	141,384
Total Investments	$1,394,954	$101,066,148	$—	$102,461,102

*	Unrealized appreciation (depreciation).
Invesco High Income Trust II